Supplementary Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2023
Supplementary Cash Flow Information [Abstract]
Summary of Net Change In Non-Cash Working Capital Items
Changes in non-cash working capital items are as follows :

As at	March 31,
	2023	2022
	$	$
Accounts receivable and other receivables	15,750	(15,894)
Income taxes receivable	—	628
Other assets	103	—
Unbilled revenues	(4,482)	865
Tax credits receivable	(1,606)	(5,688)
Prepaids	(940)	(765)
Accounts payable and accrued liabilities	(6,159)	17,651
Deferred revenues	(366)	2,083
	2,300	(1,120)